UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Institutional Money Market Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2006 to December 31, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUNDS

Annual Report

December 31, 2006

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

■  PRIME PORTFOLIO
■  GOVERNMENT PORTFOLIO

The Portfolios' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, is provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Ave., New York, NY 10010. The Portfolios are advised by Credit Suisse Asset Management, LLC.

The views of the Portfolios' management are as of the date of the letters and Portfolio holdings described in this document are as of December 31, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolios' shares are not bank deposits, obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolios.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Annual Investment Adviser's Report

December 31, 2006 (unaudited)

January 24, 2007

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio, the annualized current yields for the seven-day period ended December 31, 2006 were 5.31%, 5.21% and 5.06% for the Portfolio's Class A, Class B and Class C shares, respectively.1 The Portfolio's average weighted maturity as of December 31, 2006 was 41 days.

Market Review: Economic Slowdown Produces a Fed Pause

For the year ended December 31, 2006, the U.S. economy grew in line with consensus expectations at 3.4%. However, there was a greater than expected loss of momentum in the second half of the year due to a housing slowdown. Inflation trends were higher than expected due primarily to higher energy and commodity prices, and remained a concern for Fed policy makers. Core PCE (Personal Consumption Expenditure) Price Index, the Fed's primary inflation gauge, which measures price changes in consumer goods and services, has remained problematic for most of the year, with the trend moving higher in 2006 from 2.0% to 2.4%. The labor market remained resilient with the unemployment rate trending lower from 4.7% to 4.5%.

The Federal Reserve continued on its tightening path for the first half of 2006 raising the Fed Funds rate another 100 basis points from 4.25% to 5.25% before a pause in increases kept the rate steady at 5.25% through year end. At the last Federal Open Market Committee meeting for 2006, the meeting minutes revealed that inflation remains a principal concern and that any decision on raising rates would depend on incoming data.

Strategic Review: Still Staying Short and Focusing on Quality

For the Portfolio, the annualized current yield for the seven-day period ended December 31, 2006 was 5.31% for Class A shares. During the year, our investment approach reflected our primary view that the Fed was still in a tightening mode. Maintaining a limited duration, a measure of price sensitivity, of 30 to 40 days continued to be our highest priority. However, we changed the Portfolio to contain a higher allocation to asset backed commercial paper and floating rate securities. This strategy shift drove the Portfolio's performance throughout the year.

Market Outlook: Will a Softer Economy Cause The Fed To Reverse Course?

For 2007, we expect U.S. economic growth to weaken in the first half of the year as a pullback in manufacturing adds to the effect of the housing slump.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

According to the median forecast, inflation adjusted GDP is expected to grow at an annualized rate of 2.3% in the first half of 2007 and 2.8% in the second half.

We believe that employment and income growth will be strong enough to keep consumers spending and the economy growing. In fact, non-farm job growth, expected to average about 100,000 per month, should keep the unemployment rate stable at 4.5%. We additionally expect slowing growth will help ease inflation pressures while consumer prices will rise 2.2% this year — down from a prior estimate of 2.5%. By the end of 2007, the market expects the Fed to lower the Fed Funds rate from 5.25% to 4.75%.

Investment Outlook: Is the Fed Done?

Ever since the Fed decided to pause rate increases last August, market participants have been debating the need for further increases in 2007. What we have learned over the last few quarters is that the economy has moved to a much slower growth path due to slowdowns in the housing market and the manufacturing sector. We believe one of the downside risks to the economic outlook is the potential for a deeper slump in housing.

Going forward, we expect the economy to continue to grow, but at a slower pace. Additionally, we believe the Fed will continue to view inflation as a key issue throughout 2007, perhaps remaining on hold for an extended period of time. Our investment strategy will remain focused on maintaining duration in the 30 to 40 day range and seeking out relative value in the asset backed commercial paper market and floating rate securities.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Average Annual Returns as of December 31, 20061

	1 Year	5 Years	Since Inception	Inception Date
Class A	5.12%	2.42%	2.41%	11/28/01
Class B	5.01%	2.32%	2.31%	11/28/01
Class C	4.86%	2.17%	2.16%	11/28/01

7-Day Annualized Current Yields as of December 31, 20061

Class A	5.31%
Class B	5.21%
Class C	5.06%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended December 31, 2006

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 7/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/06	$1,027.00	$1,026.50	$1,025.70
Expenses Paid per $1,000*	$0.51	$1.02	$1.79
Hypothetical 5% Portfolio Return
Beginning Account Value 7/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/06	$1,024.70	$1,024.20	$1,023.44
Expenses Paid per $1,000*	$0.51	$1.02	$1.79
	Class A	Class B	Class C
Annualized Expense Ratios*	0.10%	0.20%	0.35%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	22.3%
AA	8.5%
A	2.8%
A-1	65.1%
Subtotal	98.7%
Repurchase Agreement	1.3%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Annual Investment Adviser's Report

December 31, 2006 (unaudited)

January 24, 2007

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio, the annualized current yields for the seven day period ended December 31, 2006 were 5.10%, 5.00% and 4.85% for the Fund's Class A, Class B and Class C shares, respectively.1 The Fund's average weighted maturity as of December 31, 2006 was 42 days, down from 49 days on December 31, 2005.

Market Review: Economic Slowdown Produces a Fed Pause

For the year ended December 31, 2006, the U.S. economy grew in line with consensus expectations at 3.4%. However, there was a greater than expected loss of momentum in the second half of the year due to a housing slowdown. Inflation trends were higher than expected due primarily to higher energy and commodity prices, and remained a concern for Fed policy makers. Core PCE (Personal Consumption Expenditure) Price Index, the Fed's primary inflation gauge, which measures price changes in consumer goods and services, has remained problematic for most of the year, with the trend moving higher in 2006 from 2.0% to 2.4%. The labor market remained resilient with the unemployment rate trending lower from 4.7% to 4.5%.

The Federal Reserve continued on its tightening path for the first half of 2006 raising the Fed Funds rate another 100 basis points from 4.25% to 5.25% before a pause in increases kept the rate steady at 5.25% through year end. At the last Federal Open Market Committee meeting for 2006, the meeting minutes revealed that inflation remains a principal concern and that any decision on raising rates would depend on incoming data.

Strategic Review: Still Staying Short

For the Portfolio, the annualized current yield for the seven-day period ended December 31, 2006 was 5.10% for Class A shares. During the year, our investment approach reflected our primary view that the Fed was still in a tightening mode. Maintaining a limited duration, a measure of price sensitivity, of 30 to 40 days continued to be our highest priority.

Market Outlook: Will a Softer Economy Cause The Fed To Reverse Course?

For 2007, we expect U.S. economic growth to weaken in the first half of the year as a pullback in manufacturing adds to the effect of the housing slump. According to the median forecast, inflation adjusted GDP is expected to grow at an annualized rate of 2.3% in the first half of 2007 and 2.8% in the second half.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

We believe that employment and income growth will be strong enough to keep consumers spending and the economy growing. In fact, non-farm job growth, expected to average about 100,000 per month, should keep the unemployment rate stable at 4.5%. We additionally expect slowing growth will help ease inflation pressures while consumer prices will rise 2.2% this year — down from a prior estimate of 2.5%. By the end of 2007, the market expects the Fed to lower the fed funds rate from 5.25% to 4.75%.

Investment Outlook: Is the Fed Done?

Ever since the Fed decided to pause rate increases last August, market participants have been debating the need for further increases in 2007. What we have learned over the last few quarters is that the economy has moved to a much slower growth path due to slowdowns in the housing market and the manufacturing sector. We believe one of the downside risks to the economic outlook is the potential for a deeper slump in housing.

Going forward, we expect the economy to continue to grow, but at a slower pace. Additionally, we believe the Fed will continue to view inflation as a key issue throughout 2007, perhaps remaining on hold for an extended period of time. Our investment strategy will remain focused on maintaining duration in the 30 to 40 day range and seeking out relative value in the asset backed commercial paper market and floating rate securities.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Average Annual Returns as of December 31, 20061

	1 Year	Since Inception	Inception Date
Class A	4.89%	2.41%	1/25/02
Class B	4.79%	2.31%	1/25/02
Class C	4.63%	2.16%	1/25/02

7-Day Annualized Current Yields as of December 31, 20061

Class A	5.10%
Class B	5.00%
Class C	4.85%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended December 31, 2006

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 7/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/06	$1,025.90	$1,025.40	$1,024.60
Expenses Paid per $1,000*	$1.02	$1.53	$2.30
Hypothetical 5% Portfolio Return
Beginning Account Value 7/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/06	$1,024.20	$1,023.69	$1,022.94
Expenses Paid per $1,000*	$1.02	$1.53	$2.29
	Class A	Class B	Class C
Annualized Expense Ratios*	0.20%	0.30%	0.45%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	36.6%
Repurchase Agreement	63.4%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (53.5%)
ASSET BACKED (53.5%)
$100,000	Altius I Funding Corp.	(A-1+, P-1)	01/11/07	5.349	$99,852,778
150,000	Altius I Funding Corp.	(A-1+, P-1)	01/16/07	5.348	149,667,500
86,000	Altius I Funding Corp.	(A-1+, P-1)	03/07/07	5.375	85,173,922
250,000	Amstel Funding Corp.	(A-1+, P-1)	05/21/07	5.334	244,949,306
20,500	Atlas Capital Funding Corp.##	(A-1+, P-1)	01/02/07	5.343	20,496,959
100,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	01/25/07	5.330	99,997,721
50,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	02/16/07	5.330	49,997,872
50,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	03/19/07	5.370	49,440,681
50,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	04/25/07	5.335	49,173,500
60,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	05/09/07	5.355	58,887,467
50,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	06/25/07	5.379	50,000,000
100,000	Beethoven Funding Corp.	(A-1, P-1)	02/16/07	5.332	99,326,611
69,957	Belmont Funding LLC	(A-1, P-1)	01/02/07	5.350	69,946,604
380,000	Broadhollow Funding LLC	(A-1+, P-1)	01/02/07	5.403	379,943,000
60,000	Broadhollow Funding LLC	(A-1+, P-1)	01/05/07	5.342	59,964,533
50,000	Broadhollow Funding LLC	(A-1+, P-1)	01/05/07	5.356	49,970,278
105,000	Broadhollow Funding LLC	(A-1+, P-1)	01/12/07	5.345	104,829,317
95,000	Broadhollow Funding LLC	(A-1+, P-1)	01/29/07	5.345	94,606,911
191,397	Buckingham CDO II LLC	(A-1+, P-1)	01/19/07	5.359	190,890,755
50,000	Buckingham CDO III LLC	(A-1+, P-1)	01/22/07	5.360	49,845,708
100,000	Buckingham CDO III LLC	(A-1+, P-1)	01/22/07	5.370	99,690,833
80,000	Buckingham CDO III LLC	(A-1+, P-1)	01/23/07	5.370	79,740,889
126,572	Buckingham CDO III LLC	(A-1+, P-1)	01/26/07	5.347	126,106,145
423,800	Chesham Finance LLC	(A-1+, P-1)	01/02/07	5.353	423,737,019
38,900	Cheyne Finance LLC	(A-1+, P-1)	03/09/07	5.350	38,522,086
50,000	Cheyne Finance LLC	(A-1+, P-1)	04/18/07	5.338	49,224,250
193,050	Davis Square Funding III Corp.	(A-1+, P-1)	01/12/07	5.345	192,736,186
500,000	Deutsche Bank AG	(A-1+, P-1)	01/02/07	5.260	500,000,000
75,000	Deutsche Bank AG	(A-1+, P-1)	12/12/07	5.400	75,000,000
50,000	Georgetown Funding Co.	(A-1+, P-1)	01/18/07	5.344	49,874,625
150,000	Giro US Funding Corp.	(A-1, P-1)	02/21/07	5.341	148,880,125
25,555	Golden Fish LLC	(A-1, P-1)	01/12/07	5.346	25,513,537
79,140	Golden Fish LLC	(A-1, P-1)	01/31/07	5.326	78,790,465
199,000	Harwood Street Funding I	(A-1+, P-1)	01/02/07	5.383	198,970,261
30,000	Harwood Street Funding I	(A-1+, P-1)	01/02/07	5.403	29,995,500
100,000	Harwood Street Funding I	(A-1+, P-1)	01/10/07	5.349	99,867,000
15,000	Harwood Street Funding I	(A-1+, P-1)	01/11/07	5.351	14,977,792
500,000	KKR Atlantic Funding Trust	(A-1+, P-1)	01/02/07	5.348	499,926,111
134,071	KKR Atlantic Funding Trust	(A-1+, P-1)	01/26/07	5.384	133,571,958
200,000	KKR Pacific Funding Trust	(A-1+, P-1)	01/03/07	5.348	199,940,889
317,136	KKR Pacific Funding Trust	(A-1+, P-1)	01/23/07	5.386	316,097,203
200,000	KKR Pacific Funding Trust	(A-1+, P-1)	01/26/07	5.384	199,255,555
130,000	Liberty Harbour CDO, Inc.	(A-1+, P-1)	01/08/07	5.343	129,865,775
99,793	Liberty Harbour CDO, Inc.	(A-1+, P-1)	01/09/07	5.380	99,674,135
100,000	Liberty Harbour CDO, Inc.	(A-1+, P-1)	02/14/07	5.342	99,355,278
35,650	Mica Funding LLC	(A-1, P-1)	01/03/07	5.404	35,639,305

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER
ASSET BACKED
$250,000	Mica Funding LLC	(A-1, P-1)	01/08/07	5.357	$249,740,903
100,000	Mica Funding LLC	(A-1, P-1)	01/12/07	5.345	99,837,444
75,069	Mica Funding LLC	(A-1, P-1)	01/12/07	5.382	74,945,824
96,561	Mica Funding LLC	(A-1, P-1)	01/16/07	5.337	96,348,163
65,929	Mica Funding LLC	(A-1, P-1)	01/22/07	5.380	65,722,862
50,000	Park Granada LLC	(A-1+, P-1)	01/08/07	5.324	49,948,472
14,017	Romulus Funding Corp.	(A-1, P-1)	01/26/07	5.430	13,965,410
20,276	Romulus Funding Corp.	(A-1, P-1)	02/27/07	5.352	20,106,493
137,000	Sheffield Receivables Corp.	(A-1+, P-1)	01/11/07	5.351	136,796,783
650,675	Societe Generale	(A-1+, P-1)	01/02/07	5.250	650,675,000
40,000	Stanfield Victoria Funding LLC	(A-1+, P-1)	04/25/07	5.360	39,338,800
228,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	01/08/07	5.334	227,764,590
99,050	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	01/08/07	5.335	98,947,731
80,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	01/29/07	5.360	79,669,600
50,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	01/30/07	5.348	49,786,528
165,000	Witherspoon CDO Funding LLC##	(A-1+, P-1)	01/16/07	5.360	164,633,219
50,000	Witherspoon CDO Funding LLC	(A-1+, P-1)	03/15/07	5.360	50,000,000
TOTAL COMMERCIAL PAPER (Cost $8,170,142,167)					8,170,142,167
CERTIFICATES OF DEPOSIT (6.0%)
Banking (6.0%)
20,000	Barclays Bank PLC	(A-1+, P-1)	02/13/07	5.010	20,000,000
50,000	Barclays Bank PLC	(A-1+, P-1)	06/04/07	5.440	50,000,000
50,000	Barclays Bank PLC	(A-1+, P-1)	06/11/07	5.440	50,000,000
50,000	BNP Paribas NY##	(A-1+, P-1)	10/03/07	5.310	49,989,017
150,000	BNP Paribas NY##	(A-1+, P-1)	10/03/07	5.310	149,966,204
40,000	Mercantile Safe Deposit & Trust##	(AA-, Aa3)	05/22/07	5.310	39,995,264
225,000	Natexis Banque	(AA, Aa3)	01/02/07	5.270	225,000,000
75,000	Toronto Dominion Bank	(A-1, P-1)	08/03/07	5.505	75,021,915
150,000	Unicredito Italiano NY	(A-1, P-1)	04/30/07	5.348	150,000,000
100,000	Unicredito Italiano NY	(A-1, P-1)	10/29/07	5.395	99,980,152
TOTAL CERTIFICATES OF DEPOSIT (Cost $909,952,552)					909,952,552
CORPORATE OBLIGATION (0.3%)
Finance (0.3%)
50,000	CC USA, Inc., Series MTN, Notes (Cost $50,000,000)	(AAA, Aaa)	06/18/07	5.520	50,000,000
VARIABLE RATE CORPORATE OBLIGATIONS (32.9%)
Asset Backed (1.2%)
45,000	Cheyne High Grade CDO, Ltd. Series 2004-1A, Class AM2##	(A-1+, P-1)	11/13/07	5.384	45,000,000
46,000	Commodore CDO, Ltd., Series 2003-2A, Class A1MM##	(AAA, Aaa)	06/12/07	5.436	46,000,000

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
VARIABLE RATE CORPORATE OBLIGATIONS
Asset Backed
$35,000	Newcastle CDO, Ltd., Series 2005-6A, Class IM2##	(AAA, Aaa)	01/24/07	5.350	$34,999,338
50,000	Newcastle CDO, Ltd., Series 2005-6A, Class lM1##	(A-1+, P-1)	04/24/07	5.350	49,993,792
					175,993,130
Banking (5.5%)
397,150	Bank of America NA, Series BKNT, Notes##	(AA, Aa1)	02/23/07	5.315	397,140,515
25,000	Bayerische Landesbank New York, Notes##	(AAA, Aaa)	01/24/08	5.400	25,015,753
150,000	Caja Madrid, Senior Unsecured Notes##	(A+, Aa2)	10/19/07	5.369	150,000,000
50,000	Credit Agricole, Rule 144A, Notes##‡	(AA-, Aa2)	11/23/07	5.344	50,000,000
40,000	Intesa Bank Ireland PLC, Series BKNT, Bank Guaranteed Notes##	(A+, Aa3)	01/25/08	5.350	40,000,000
75,000	Natixis, Rule 144A, Secured Notes##‡	(AA, Aa2)	02/09/07	5.365	75,000,000
100,000	Svenska Handelsbanken NY, Series MTN, Notes##	(AA-, Aa1)	11/21/07	5.320	100,000,000
10,000	Unicredito Italiano Bank PLC##	(A+, A1)	01/09/08	5.360	10,000,000
					847,156,268
Finance (23.8%)
15,000	Allstate Life Global Funding Trusts, Series MTN, Global Secured Notes##	(AA, Aa2)	01/25/08	5.437	15,000,000
50,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.340	50,000,000
50,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.354	50,000,000
87,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	10/18/07	5.317	87,000,000
50,000	Bear Stearns Co., Inc., Series MTN, Notes##	(A, A1)	01/14/08	5.340	50,000,000
32,700	BNP Paribas, Rule 144A, Guaranteed Notes##‡	(AA, Aa2)	01/25/08	5.340	32,702,236
90,000	BNP Paribas, Rule 144A, Notes##‡	(AA, Aa2)	11/19/07	5.345	90,005,222
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	06/15/07	5.315	99,988,699
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	11/15/07	5.326	99,976,477
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	11/20/07	5.340	99,984,967
30,000	CIT Group, Inc., Series MTN, Global Senior Unsecured Notes##	(A, A2)	08/24/07	5.440	30,015,710
450,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	12/07/07	5.310	449,938,800
90,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	12/11/07	5.313	89,981,595
78,000	Five Finance, Inc., Series MTN, Global Senior Unsecured Notes	(AAA, Aaa)	09/13/07	5.330	77,993,215
65,000	Five Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	06/28/07	5.700	65,064,195
75,000	General Electric Capital Corp., Series MTN, Notes##	(AAA, Aaa)	01/24/08	5.310	75,000,000
50,000	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	06/22/07	5.425	50,020,773
86,000	Harrier Finance Funding LLC, Series MTN, Notes##	(AAA, Aaa)	09/10/07	5.330	85,997,915

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
VARIABLE RATE CORPORATE OBLIGATIONS
Finance
$50,000	MBNA Europe Funding PLC, Bank Guaranteed Notes##	(AA, Aa1)	09/07/07	5.450	$50,033,605
22,000	Merrill Lynch & Co, Inc., Series MTNC, Notes##	(AA-, Aa3)	06/15/07	5.390	22,005,314
50,000	Merrill Lynch & Co., Series MTN, Notes##	(AA-, Aa3)	01/24/08	5.330	50,000,000
119,000	Merrill Lynch & Co., Series MTN5, Notes##	(A+, Aa3)	07/11/07	5.600	119,165,848
50,000	Monumental Global Funding II, Rule 144A, Bonds##‡	(AA, Aa3)	12/20/07	5.345	50,000,000
60,000	Nationwide Life Global Funding I, Rule 144A, Notes##‡	(AA-, Aa3)	06/22/07	5.455	60,028,989
26,800	Nationwide Life Global Funding, Rule 144A, Notes##‡	(AA-, Aa3)	05/15/07	5.464	26,810,149
15,550	Nationwide Life Global Funding, Rule 144A, Notes##‡	(AA-, Aa3)	09/28/07	5.453	15,561,535
100,000	Rathgar Capital US Corp., Series MTN, Notes##	(AAA, Aaa)	11/09/07	5.315	99,978,169
150,000	Sedna Finance, Inc., Series MTN, Company Guaranteed Notes##	(AAA, Aaa)	11/28/07	5.340	149,986,397
150,000	Sedna Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	11/15/07	5.344	149,986,931
200,000	Sedna Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	11/29/07	5.340	199,981,808
30,000	Sigma Finance, Inc., Series MTN, Company Guaranteed Notes##	(AAA, Aaa)	03/23/07	5.325	30,000,000
150,000	Sigma Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	08/16/07	5.345	149,995,543
200,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	08/28/07	5.330	199,973,146
150,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	12/03/07	5.329	149,972,534
15,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	01/25/08	5.330	14,998,552
83,000	Tango Finance Corp., Series MTN, Notes##	(AAA, Aaa)	08/24/07	5.350	82,996,625
50,000	Theta Corp., Series MTN, Notes##	(AAA, Aaa)	10/09/07	5.380	50,000,000
50,000	Theta Corp., Series MTN, Notes##	(AAA, Aaa)	10/16/07	5.384	50,000,000
25,000	Union Hamilton Special Funding LLC, Series MTN, Company Guaranteed Notes##	(A+, Aa3)	06/21/07	5.365	25,000,000
90,000	Whistlejacket Capital, Ltd., Series MTN, Notes	(AAA, Aaa)	09/10/07	5.365	89,990,730
50,000	Whistlejacket Capital, Ltd., Series MTN, Notes##	(AAA, Aaa)	11/20/07	5.332	49,989,315
50,000	Whistlejacket Capital, Ltd., Series MTN, Notes##	(AAA, Aaa)	11/20/07	5.333	49,990,045
100,000	White Pine Finance LLC, Series MTN, Company Guaranteed Notes##	(AAA, Aaa)	06/21/07	5.345	100,000,424
					3,635,115,463
Mortgage Backed Securities (2.4%)
150,000	Holmes Master Issuer PLC, Series 2006-1A, Class 1A##	(A-1+, Aaa)	10/15/07	5.324	150,000,000
19,174	Paragon Mortgages PLC, Series 11A, Class A1##	(AAA, Aaa)	04/15/07	5.340	19,174,186

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
VARIABLE RATE CORPORATE OBLIGATIONS
Mortgage Backed Securities
$147,111	Paragon Mortgages PLC, Series 12A, Class A1##	(AAA, Aaa)	05/15/07	5.330	$147,111,017
50,000	Paragon Mortgages PLC, Series 13A, Class A1##	(AAA, Aaa)	07/15/07	5.340	50,000,000
					366,285,203
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $5,024,550,064)					5,024,550,064
TIME DEPOSIT (5.6%)
150,000	Deutsche Bank AG	(A-1+, P-1)	11/21/07	5.400	150,000,000
700,000	Rabobank	(A-1+, P-1)	01/02/07	5.250	700,000,000
TOTAL TIME DEPOSIT (Cost $850,000,000)					850,000,000
UNITED STATES AGENCY OBLIGATION (0.2%)
$30,000	Federal Home Loan Bank (Cost $30,000,000)	(AAA, Aaa)	08/15/07	5.525	30,000,000
REPURCHASE AGREEMENT (1.3%)
192,350	Goldman Sachs Tri Party Repo (Agreement dated 12/29/06, to be repurchased at $192,461,135, collateralized by $70,426,000 Fannie Mae Notes, from 3.75% to 6.00% due 9/15/08 to 10/05/26, $85,200,000 Federal Home Loan Bank Notes, from 3.65% to 5.50% due 8/14/08 to 2/27/15 and $41,085,000 Freddie Mac Notes, from 3.00% to 4.75% due 4/28/08 to 9/22/10. Market Value of collateral is $196,197,878) (Cost $192,350,000)	(A-1+, P-1)	01/02/07	5.200	192,350,000
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $15,226,994,783)					15,226,994,783
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)					34,118,513
	NET ASSETS (100.0%)				$15,261,113,296

Average Weighted Maturity — 41 days (unaudited)

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

MTNC = Medium Term Note, Series C

MTN5 = Medium Term Note, Series 5

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to a value of $400,108,131 or 2.6% of net assets.

##  The interest rate is as of December 31, 2006 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Schedule of Investments

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (36.5%)
$2,000	Fannie Mae Discount Notes	(AAA, Aaa)	02/23/07	5.010	$1,985,396
1,000	Fannie Mae Discount Notes##	(AAA, Aaa)	06/21/07	5.225	999,992
1,000	Fannie Mae Discount Notes	(AAA, Aaa)	07/27/07	5.063	970,876
5,000	Federal Home Loan Bank##	(AAA, Aaa)	04/04/07	5.230	5,000,000
4,500	Federal Home Loan Bank##	(AAA, Aaa)	06/08/07	5.210	4,499,755
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	01/09/07	5.175	1,997,775
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	02/06/07	5.145	1,990,670
5,000	Freddie Mac Discount Notes##	(AAA, Aaa)	06/19/07	5.235	5,000,124
2,000	Freddie Mac Discount Notes##	(AAA, Aaa)	07/06/07	5.235	1,999,972
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/03/07	5.049	1,940,437
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/16/07	5.037	2,905,227
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/21/07	5.047	1,935,289
6,000	Freddie Mac Discount Notes##	(AAA, Aaa)	09/17/07	5.216	5,999,751
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	09/18/07	5.016	1,927,474
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	10/16/07	4.984	1,920,000
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $41,072,738)					41,072,738
REPURCHASE AGREEMENT (63.4%)
71,298	Goldman Sachs Tri Party Repo (Agreement dated 12/29/06, to be repurchased at $71,339,194, collateralized by $3,634,000 Fannie Mae Note, 5.55% due 5/04/09, $33,140,000 Fannie Mae Note, 5.13% due 12/18/09 and $35,000,000 Fannie Mae Note 6.00% due 8/22/16. Market Value of collateral is $72,724,945) (Cost $71,298,000)	(A-1+, P-1)	01/02/07	5.200	71,298,000
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $112,370,738)					112,370,738
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					137,222
NET ASSETS (100.0%)					$112,507,960

Average Weighted Maturity — 42 days (unaudited)

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

##  The interest rate is as of December 31, 2006 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Statements of Assets and Liabilities

December 31, 2006

	Prime Portfolio	Government Portfolio
Assets
Investments at value (Cost $15,034,644,783, and $41,072,738, respectively) (Note 2)	$15,034,644,783	$41,072,738
Repurchase agreement at value (Cost $192,350,000 and $71,298,000, respectively) (Note 2)	192,350,000	71,298,000
Cash	491	456
Interest receivable	44,902,995	160,565
Receivable for portfolio shares sold	3,826,158	—
Receivable from investment adviser (Note 3)	—	1,392
Prepaid expenses	90,004	24,386
Total Assets	15,275,814,431	112,557,537
Liabilities
Advisory fee payable (Note 3)	615,101	—
Administrative services fee payable (Note 3)	902,126	8,968
Distribution fee payable (Note 3)	40,698	3,469
Dividend payable	11,360,175	—
Payable for portfolio shares redeemed	40,000	—
Other accrued expenses payable	1,743,035	37,140
Total Liabilities	14,701,135	49,577
Net Assets
Capital stock, $0.001 par value (Note 4)	15,261,150	112,508
Paid-in capital (Note 4)	15,245,888,947	112,395,430
Accumulated net realized gain (loss) on investments	(36,801)	22
Net Assets	$15,261,113,296	$112,507,960
A Shares
Net assets	$14,950,637,863	$82,300,940
Shares outstanding	14,950,719,339	82,300,796
Net asset value, offering price, and redemption price per share	$1.00	$1.00
B Shares
Net assets	$205,405,633	$22,744,682
Shares outstanding	205,363,890	22,745,265
Net asset value, offering price, and redemption price per share	$1.00	$1.00
C Shares
Net assets	$105,069,800	$7,462,338
Shares outstanding	105,066,867	7,461,906
Net asset value, offering price, and redemption price per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Statements of Operations

For the Year Ended December 31, 2006

	Prime Portfolio	Government Portfolio
Interest Income (Note 2)	$302,178,941	$4,052,609
Expenses
Investment advisory fees (Note 3)	11,383,057	159,232
Administrative services fees (Note 3)	2,361,535	44,578
Distribution fees (Note 3)
Class B	213,257	23,285
Class C	217,251	20,022
Registration fees	1,619,680	62,355
Custodian fees	302,312	9,588
Audit and tax fees	89,088	19,707
Insurance expense	86,319	4,442
Transfer agent fees	37,935	4,248
Legal fees	35,235	31,187
Prepaid S&P rating fees	28,348	—
Printing fees (Note 3)	15,421	13,520
Directors' fees	11,762	11,759
Miscellaneous expense	26,027	8,765
Total expenses	16,427,227	412,688
Less: fees waived and expenses reimbursed (Note 3)	(10,303,200)	(210,149)
Net expenses	6,124,027	202,539
Net investment income	296,054,914	3,850,070
Net Realized Gain from Investments	51,193	633
Net increase in net assets resulting from operations	$296,106,107	$3,850,703

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Statements of Changes in Net Assets

	Prime Portfolio		Government Portfolio
	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
From Operations
Net investment income	$296,054,914	$19,651,519	$3,850,070	$2,231,191
Net realized gain (loss) from investments	51,193	(43,565)	633	(611)
Net increase in net assets resulting from operations	296,106,107	19,607,954	3,850,703	2,230,580
From Dividends
Dividends from net investment income
Class A shares	(281,460,781)	(10,343,692)	(2,395,714)	(751,718)
Class B shares	(10,442,288)	(7,186,071)	(1,091,851)	(1,243,093)
Class C shares	(4,151,845)	(2,121,756)	(362,505)	(248,687)
Net decrease in net assets from dividends	(296,054,914)	(19,651,519)	(3,850,070)	(2,243,498)
From Capital Share Transactions (Note 3)
Proceeds from sale of shares	70,187,047,861	4,249,046,857	324,868,685	169,197,797
Reinvestment of dividends	221,322,884	13,747,343	3,840,512	2,230,195
Net asset value of shares redeemed	(56,214,324,901)	(3,828,640,957)	(259,677,583)	(244,195,634)
Net increase (decrease) in net assets from capital share transactions	14,194,045,844	434,153,243	69,031,614	(72,767,642)
Net increase (decrease) in net assets	14,194,097,037	434,109,678	69,032,247	(72,780,560)
Net Assets
Beginning of year	1,067,016,259	632,906,581	43,475,713	116,256,273
End of year	$15,261,113,296	$1,067,016,259	$112,507,960	$43,475,713

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Financial Highlights

(For a Class A Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0500	0.0311	0.0122	0.0105	0.0162
LESS DIVIDENDS
Dividends from net investment income	(0.0500)	(0.0311)	(0.0122)	(0.0105)	(0.0162)
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	5.12%	3.15%	1.22%	1.06%	1.63%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$14,950,638	$729,578	$228,764	$184,178	$213,837
Ratio of expenses to average net assets	0.10%	0.13%	0.20%	0.20%	0.18%
Ratio of net investment income to average net assets	5.22%	3.32%	1.27%	1.07%	1.62%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.18%	0.18%	0.11%	0.10%	0.17%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Financial Highlights

(For a Class B Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0490	0.0301	0.0112	0.0095	0.0152
LESS DIVIDENDS
Dividends from net investment income	(0.0490)	(0.0301)	(0.0112)	(0.0095)	(0.0152)
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	5.01%	3.05%	1.12%	0.95%	1.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$205,406	$261,970	$330,167	$344,396	$537,501
Ratio of expenses to average net assets	0.20%	0.23%	0.30%	0.30%	0.28%
Ratio of net investment income to average net assets	4.90%	3.22%	1.17%	0.97%	1.52%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.18%	0.18%	0.11%	0.10%	0.12%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Financial Highlights

(For a Class C Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1 .0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0475	0.0286	0.0097	0.0080	0.0137
LESS DIVIDENDS
Dividends from net investment income	(0.0475)	(0.0286)	(0.0097)	(0.0080)	(0.0137)
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	4.86%	2.90%	0.97%	0.80%	1.38%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$105,070	$75,468	$73,975	$93,410	$100,022
Ratio of expenses to average net assets	0.35%	0.38%	0.45%	0.45%	0.43%
Ratio of net investment income to average net assets	4.78%	3.07%	1.02%	0.82%	1.37%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.18%	0.18%	0.11%	0.10%	0.12%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Financial Highlights

(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

	For the Year Ended December 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0478	0.0294	0.0119	0.0107	0.0178
LESS DIVIDENDS
Dividends from net investment income	(0.0478)	(0.0294)	(0.0119)	(0.0107)	(0.0178)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	4.89%	2.98%	1.20%	1.07%	1.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$82,301	$11,406	$30,073	$42,619	$82,938
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.18%[3]
Ratio of net investment income to average net assets	4.96%	2.88%	1.13%	1.06%	1.55%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.24%	0.27%	0.18%	0.18%	0.31%[3]

1  For the period January 25, 2002 (inception date) through December 31, 2002.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Financial Highlights

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

	For the Year Ended December 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0468	0.0284	0.0110	0.0097	0.0169
LESS DIVIDENDS
Dividends from net investment income	(0.0468)	(0.0284)	(0.0110)	(0.0097)	(0.0169)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	4.79%	2.88%	1.10%	0.97%	1.71%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$22,745	$23,497	$73,289	$92,476	$75,169
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.28%[3]
Ratio of net investment income to average net assets	4.69%	2.78%	1.03%	0.96%	1.46%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%	0.27%	0.18%	0.18%	0.16%[3]

1  For the period January 25, 2002 (inception date) through December 31, 2002.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Financial Highlights

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

	For the Year Ended December 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0453	0.0269	0.0095	0.0082	0.0155
LESS DIVIDENDS
Dividends from net investment income	(0.0453)	(0.0269)	(0.0095)	(0.0082)	(0.0155)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	4.63%	2.73%	0.95%	0.82%	1.56%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$7,462	$8,573	$12,894	$22,874	$22,578
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.42%[3]
Ratio of net investment income to average net assets	4.53%	2.63%	0.88%	0.81%	1.31%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.30%	0.27%	0.18%	0.18%	0.15%[3]

1  For the period January 25, 2002 (inception date) through December 31, 2002.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements

December 31, 2006

Note 1. Organization

The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"). The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in each Portfolio represents an equal pro rata interest in the Portfolio, except that they bear different expenses, which reflect the difference in the range of services provided to them.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Portfolio may close early on a business day if the New York Stock Exchange closes early or the Bond Market Association recommends that the primary markets for the portfolios securities close early. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

December 31, 2006

Note 2. Significant Accounting Policies

include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal income taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) REPURCHASE AGREEMENTS — Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

December 31, 2006

Note 2. Significant Accounting Policies

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse") serves as investment adviser for the Portfolios. For its investment advisory services, Credit Suisse is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the year ended December 31, 2006, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Portfolio Gross	Advisory Fee	Net Waiver	Advisory Fee	Expense Reimbursement
Prime Portfolio	$11,383,057	$(10,303,200)	$1,079,857	$—
Government Portfolio	159,232	(159,232)	—	(50,917)

Credit Suisse will not recapture from the Portfolios any fees they waived during the fiscal year ended December 31, 2006. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

State Street Bank and Trust Company ("SSB"), serves as administrator to the Portfolios. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios administered by SSB and allocated based upon the relative average net assets of each fund/portfolio subject to an annual minimum fee. For the year ended December 31, 2006, administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Portfolio	Administrative Services Fee
Prime Portfolio	$2,361,535
Government Portfolio	44,578

Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of each Portfolio's shares. Pursuant to distribution plans adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is currently calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

December 31, 2006

Note 3. Transactions with Affiliates and Related Parties

Portfolio, and at an annual rate of 0.25% of the average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. Class A shares of each Portfolio do not bear distribution expenses.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2006, Merrill was paid for its services to the Portfolios as follows:

Portfolio	Amount
Prime Portfolio	$2,461
Government Portfolio	2,461

Note 4. Capital Share Transactions

The Fund is authorized to issue fifty-five billion full and fractional shares of capital stock, $.001 par value per share, of which fifty-one billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:

	Prime Portfolio
	Class A
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	69,291,373,580	$69,291,373,580	3,532,241,904	$3,532,241,904
Shares issued in reinvestment of dividends	206,947,117	206,947,117	4,442,044	4,442,044
Shares redeemed	(55,277,309,169)	(55,277,309,169)	(3,035,766,473)	(3,035,766,473)
Net increase	14,221,011,528	$14,221,011,528	500,917,475	$500,917,475
	Prime Portfolio
	Class B
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	744,996,118	$744,996,118	588,694,033	$588,694,033
Shares issued in reinvestment of dividends	10,225,497	10,225,497	7,184,800	7,184,800
Shares redeemed	(811,788,224)	(811,788,224)	(664,128,913)	(664,128,913)
Net decrease	(56,566,609)	$(56,566,609)	(68,250,080)	$(68,250,080)

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

December 31, 2006

Note 4. Capital Share Transactions

	Prime Portfolio
	Class C
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	150,678,163	$150,678,163	128,110,920	$128,110,920
Shares issued in reinvestment of dividends	4,150,270	4,150,270	2,120,499	2,120,499
Shares redeemed	(125,227,508)	(125,227,508)	(128,745,571)	(128,745,571)
Net increase	29,600,925	$29,600,925	1,485,848	$1,485,848
	Government Portfolio
	Class A
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	200,354,579	$200,354,579	49,827,130	$49,827,130
Shares issued in reinvestment of dividends	2,390,252	2,390,252	740,786	740,786
Shares redeemed	(131,849,955)	(131,849,955)	(69,230,973)	(69,230,973)
Net increase (decrease)	70,894,876	$70,894,876	(18,663,057)	$(18,663,057)
	Government Portfolio
	Class B
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	93,065,535	$93,065,535	88,385,404	$88,385,404
Shares issued in reinvestment of dividends	1,089,452	1,089,452	1,241,650	1,241,650
Shares redeemed	(94,907,772)	(94,907,772)	(139,411,716)	(139,411,716)
Net decrease	(752,785)	$(752,785)	(49,784,662)	$(49,784,662)
	Government Portfolio
	Class C
	For the Year Ended December 31, 2006		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	31,448,571	$31,448,571	30,985,263	$30,985,263
Shares issued in reinvestment of dividends	360,808	360,808	247,759	247,759
Shares redeemed	(32,919,856)	(32,919,856)	(35,552,945)	(35,552,945)
Net decrease	(1,110,477)	$(1,110,477)	(4,319,923)	$(4,319,923)

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

December 31, 2006

Note 4. Capital Share Transactions

On December 31, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios was as follows:

Portfolio	Number of Shareholders	Approximate Percentage of Outstanding Shares
Prime Portfolio
Class A	2	46%
Class B	1	95%
Class C	1	100%
Government Portfolio
Class A	1	100%
Class B	1	100%
Class C	1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 5. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended December 31, 2006 and 2005, respectively, for the Portfolios were as follows:

	Ordinary Income
Portfolio	2006	2005
Prime Portfolio	$296,054,914	$19,651,519
Government Portfolio	3,850,070	2,243,498

At December 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Prime Portfolio	Government Portfolio
Accumulated net realized gain (loss)	$(36,801)	$22

At December 31, 2006, the Portfolios had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31, 2013
Prime Portfolio	$36,801
Government Portfolio	—

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

December 31, 2006

Note 5. Federal Income Taxes

During the tax year ended December 31, 2006, the Portfolios utilized capital loss carryforwards in the following amounts:

Portfolio	Amount Utilized
Prime Portfolio	$51,193
Government Portfolio	611

It is uncertain whether the Portfolios will be able to realize the benefits before they expire.

At December 31, 2006, the identified cost for federal income tax purposes were as follows:

Portfolio	Identified Cost
Prime Portfolio	$15,226,994,783
Government Portfolio	112,370,738

Note 6. Contingencies

In the normal course of business, the Portfolios may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how the portfolios should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the portfolios have taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

December 31, 2006

Note 7. Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse Institutional Money Market Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio and
Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio and Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio (the "Portfolios") at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 15, 2007

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting on November 14-15, 2006, considered the following factors with respect to the Prime Portfolio (the "Portfolio"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.20% for the Portfolio ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Portfolio and considered the actual fee rate of 0.02% paid by the Portfolio after taking waivers and reimbursements into account (the "Net Advisory Fee"). The Board acknowledged that fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Board Approval of Advisory Agreement (unaudited) (continued)

Portfolio Performance

The Board received and considered the performance results of the Portfolio over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was below the median of the Portfolio's Expense Group and the Net Advisory Fee and the actual expense ratio were among the lowest in the Expense Group and the Board considered the fee to be reasonable.

•  The Portfolio's performance was above the median of both the Performance Group and Performance Universe for all periods and was ranked first or second among the funds in the Performance Group for all periods.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

•  In light of the amount of the Net Advisory Fees and Credit Suisse's willingness to waive fees and reimburse expenses, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 14-15, 2006, considered the following factors with respect to the Government Portfolio (the "Portfolio"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.20% for the Portfolio ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Portfolio and considered that Credit Suisse had waived the entire amount of the advisory fee (the "Net Advisory Fee") and reimbursed expenses. The Board acknowledged that voluntary fee waivers and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee, the Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Board Approval of Advisory Agreement (unaudited) (continued)

Portfolio Performance

The Board received and considered the performance results of the Portfolio over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Portfolio and other advisory clients.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was among the lowest in the Portfolio's Expense Group and Credit Suisse had waived the full amount of the advisory fee and reimbursed expenses and the Board considered the fee to be reasonable.

•  The Portfolio's performance for all periods was above the median of the Performance Group and Performance Universe, and its four-year performance was the highest of its Performance Group.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

•  In light of the amount of the Contractual Advisory Fees and Credit Suisse's willingness to waive fees and reimburse expenses, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Institutional Money Market Fund, Inc.

Information Concerning Directors and Officers (unaudited)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/02/41	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	37	Director of
Epoch Holding
Corporation
(an investment
management
and investment
advisory
services
company);
Director of The
Adams Express
Company
(a closed-end
Investment
company);
Director of
Petroleum and
Resources
Corporation
(a closed-end
investment
					company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 04/23/32	Director, Nominating and Audit Committee Member	Since Fund Inception	Currently retired	31	None

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 Date of Birth: 10/29/46	Director, Nominating and Audit Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	30	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Institutional Money Market Fund, Inc.

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh 301 ICC Georgetown University Washington, DC 20057 Date of Birth: 02/11/37	Director, Nominating and Audit Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	30	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 40 East 52nd Street New York, New York 10022 Date of Birth: 07/10/48	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Transition Adviser to SunGard Securities Finance, Inc. from February 2002 to July 2002; President of SunGard Securities Finance, Inc. from 2001 to February 2002; President of Loanet, Inc. (on-line accounting service) from 1997 to 2001.	37	Director of
iCAD, Inc.
(surgical and
medical
instruments and
apparatus
company);
Director of
Presstek, Inc.
(digital imaging
technologies
company);
Director of
Wood
Resources, LLC.
(plywood
manufacturing
					company).

Interested Director

Michael E. Kenneally[2] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 03/30/54	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	30	None

2  Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Institutional Money Market Fund, Inc.

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Keith M. Schappert Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 01/14/51	Chief Executive Officer and President	Since 2007	Executive Vice Chairman and Head of Asset Management for Americas; Chief Executive Officer and President of Federated Investment Advisory Companies from 2002 to March 31, 2006; Chief Executive Officer and President of JP Morgan Investment Management from April 1994 to November 2001.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 11/15/59	Chief Financial Officer	Since Fund Inception	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 09/21/66	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/13/67	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 12/09/65	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

Credit Suisse Institutional Money Market Fund, Inc.

Tax Information Letter

December 31, 2006 (unaudited)

Important Tax Information for Shareholders

In the twelve months ended December 31, 2006, (the end of the fiscal year), 99.15% of the dividends paid by the Government Portfolio were US Government securities interest dividends for the purpose of federal income taxes and free from such taxes.

For the fiscal year ended December 31, 2006, 84.66% of the dividends paid by Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio were "interest-related dividends" within the meaning of section 871(k)(1) of the Internal Revenue Code of 1986, as amended.

In January 2007, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Portfolios in 2006. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Portfolios during the year.

Credit Suisse Institutional Money Market Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTMM-AR-1206

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2006. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2006.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport. Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2005 and December 31, 2006.

	2005	2006
Audit Fees	$70,343	$97,910
Audit-Related Fees(1)	$6,300	$6,490
Tax Fees(2)	$4,886	$5,030
All Other Fees	—	—
Total	$81,529	$109,430

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($6,300 for 2005 and $6,490 for 2006).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2005 and December 31, 2006.

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	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	$394,000	N/A
Total	$394,000	N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2005 and December 31, 2006:

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2005 and December 31, 2006 were $11,186 and $11,520, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 9, 2007

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 9, 2007

6